Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff Costs [Line Items]
Average number of staff employed under contracts of service	29	33	30
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	23	26	25
Administrative Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	6	7	5